Condensed Consolidation Financial Information - Condensed Consolidating Statement of Comprehensive Income or Loss (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Condensed Consolidating Statement Of Other Comprehensive Income Loss [Line Items]
Net income	$ (21.1)	$ (8.2)	$ 34.6	$ (1.5)	$ 38.3	$ 54.6	$ (8.6)	$ (26.6)	$ 3.8	$ 57.7	$ 21.5
Foreign currency translation:
Net unrealized gain (loss) arising during the period									35.3	(50.0)	(91.1)
Derivative instruments:
Net unrealized gain (loss) arising during the period									0.5	(1.5)	(1.6)
Reclassification of losses included in earnings									3.4	4.6	4.0
Defined benefit plans:
Net unrealized gain (loss) arising during the period									(9.2)	(13.8)	(9.7)
Reclassification of actuarial loss into earnings									0.8	0.3
Other comprehensive income (loss)									30.8	(60.4)	(98.4)
Comprehensive income (loss)									34.6	(2.7)	(76.9)
Parent [Member]
Schedule Of Condensed Consolidating Statement Of Other Comprehensive Income Loss [Line Items]
Net income									3.8	57.7	21.5
Foreign currency translation:
Net unrealized gain (loss) arising during the period									35.3	(50.0)	(91.1)
Derivative instruments:
Net unrealized gain (loss) arising during the period									0.5	(1.5)	(1.6)
Reclassification of losses included in earnings									3.4	4.6	4.0
Defined benefit plans:
Net unrealized gain (loss) arising during the period									(9.2)	(13.8)	(9.7)
Reclassification of actuarial loss into earnings									0.8	0.3
Other comprehensive income (loss)									30.8	(60.4)	(98.4)
Comprehensive income (loss)									34.6	(2.7)	(76.9)
Subsidiary Guarantors [Member]
Schedule Of Condensed Consolidating Statement Of Other Comprehensive Income Loss [Line Items]
Net income									125.7	138.2	80.9
Foreign currency translation:
Net unrealized gain (loss) arising during the period									35.3	(50.0)	(91.1)
Derivative instruments:
Net unrealized gain (loss) arising during the period									0.5	(1.5)	(1.6)
Reclassification of losses included in earnings									1.4	1.6	0.8
Defined benefit plans:
Net unrealized gain (loss) arising during the period									(9.2)	(13.8)	(9.7)
Reclassification of actuarial loss into earnings									0.8	0.3
Other comprehensive income (loss)									28.8	(63.4)	(101.6)
Comprehensive income (loss)									154.5	74.8	(20.7)
Non-Guarantor Subsidiaries [Member]
Schedule Of Condensed Consolidating Statement Of Other Comprehensive Income Loss [Line Items]
Net income									96.0	105.5	72.9
Foreign currency translation:
Net unrealized gain (loss) arising during the period									35.3	(50.0)	(91.1)
Derivative instruments:
Net unrealized gain (loss) arising during the period									0.5	(1.5)	(1.6)
Reclassification of losses included in earnings									1.4	1.6	0.8
Defined benefit plans:
Net unrealized gain (loss) arising during the period									(15.3)	(5.4)	(5.3)
Reclassification of actuarial loss into earnings									0.8	0.4	0.4
Other comprehensive income (loss)									22.7	(54.9)	(96.8)
Comprehensive income (loss)									118.7	50.6	(23.9)
Eliminations [Member]
Schedule Of Condensed Consolidating Statement Of Other Comprehensive Income Loss [Line Items]
Net income									(221.7)	(243.7)	(153.8)
Foreign currency translation:
Net unrealized gain (loss) arising during the period									(70.6)	100.0	182.2
Derivative instruments:
Net unrealized gain (loss) arising during the period									(1.0)	3.0	3.2
Reclassification of losses included in earnings									(2.8)	(3.2)	(1.6)
Defined benefit plans:
Net unrealized gain (loss) arising during the period									24.5	19.2	15.0
Reclassification of actuarial loss into earnings									(1.6)	(0.7)	(0.4)
Other comprehensive income (loss)									(51.5)	118.3	198.4
Comprehensive income (loss)									$ (273.2)	$ (125.4)	$ 44.6